Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 13. Commitments and Contingencies

The Company has in the past and may in the future become involved in certain legal proceedings and claims which arise in the normal course of business. As of the filing date of this report, the Company did not have any significant litigation outstanding.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases its corporate and administrative offices, quality control office and certain equipment under operating lease agreements which expire through June 2019. Certain of the agreements contain renewal options. Future minimum payments under these operating lease agreements at December 31, 2016 were $848,000. Rent expense was $417,000, $393,000 and $263,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

Litigation

The Company has historically and may become involved in certain legal proceedings and claims which arise in the normal course of business. As of the filing date of this report, the Company did not have any significant litigation outstanding.

Employee Agreements and Compensation

The Company provides a 401(k) retirement savings plan for all full-time employees. Employees are eligible after 90 days of service with the Company. The Company does not currently provide matching contributions.

The Company entered into an employment agreement with its President and Chief Executive Officer in April 2016 that expires in April 2020. The employment agreement provides for an annual salary of $365,000 and a performance-based bonus at the discretion of the Board of Directors. The agreement also provides that the Company may terminate the agreement without cause upon 30 days written notice. The Company’s only obligation would be to pay its President and Chief Executive Officer the greater of (a) 18 months’ salary or (b) one-half of the salary payable over the remaining term of the agreement.

The Company entered into an employment agreement with its Chief Financial Officer in April 2016 that expires in April 2018. The employment agreement provides for an annual salary of $205,000 and a performance-based bonus at the discretion of the Board of Directors. The agreement also provides that the Company may terminate the agreement upon 30 days written notice if termination was without cause. The Company’s only obligation would be to pay its Chief Financial Officer 9 months’ salary.